Accounts Receivable, Net (Details) - Schedule of Outstanding Accounts Receivable and Subsequent Collection - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Accounts receivable	$ 76,690,246	$ 76,119,299
Accounts receivable, subsequent collection	$ 48,357,633	$ 76,119,299
Accounts receivable, % of collection	63.10%	100.00%
AR Aged Less Than 6 Months [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts receivable	$ 76,401,424	$ 74,233,261
Accounts receivable, subsequent collection	$ 48,068,811	$ 74,233,261
Accounts receivable, % of collection	62.90%	100.00%
AR Aged From 7 to 12 Months [Member]
Condensed Financial Statements, Captions [Line Items]
Accounts receivable	$ 288,822	$ 1,886,038
Accounts receivable, subsequent collection	$ 288,822	$ 1,886,038
Accounts receivable, % of collection	100.00%	100.00%